CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-controlling interest	Total
Balance at Dec. 31, 2013	$ 151	$ 1,280,810	$ (20,421)	$ (1,176,022)	$ 65,862		$ 150,380
Balance (in shares) at Dec. 31, 2013	39,777,854
Increase (Decrease) in Stockholders' Equity
Common stock issued	$ 8	5,332					5,340
Common stock issued (in shares)	2,000,000
Repurchase of ordinary shares			(10,308)				(10,308)
Repurchase of ordinary shares (in shares)	(4,050,296)
Restricted stock issued and restricted stock units released (in shares)	420,518
Stock-based compensation		2,289					2,289
Treasury stock retirement	$ (37)	(30,249)	30,286
Net income (loss)				(30,264)			(30,264)
Other comprehensive income:
Foreign currency translation					(2,902)		(2,902)
CTA recognition due to closure of the subsidiaries					121		121
Unrealized gain from available-for-sale investments					673		673
Balance at Dec. 31, 2014	$ 122	1,258,182	(443)	(1,206,286)	63,754		115,329
Balance (in shares) at Dec. 31, 2014	38,148,076
Increase (Decrease) in Stockholders' Equity
Common stock issued upon option exercise		39					$ 39
Common stock issued upon option exercise (in shares)	11,543						12,000
Repurchase of ordinary shares			(3,695)				$ (3,695)
Repurchase of ordinary shares (in shares)	(1,563,302)
Restricted stock issued and restricted stock units released (in shares)	138,997
Stock-based compensation		1,546					1,546
Net income (loss)				(27,158)			(27,158)
Other comprehensive income:
Foreign currency translation					(1,611)		(1,611)
Unrealized gain from available-for-sale investments					(673)		(673)
Balance at Dec. 31, 2015	$ 122	1,259,767	(4,138)	(1,233,444)	61,470		$ 83,777
Balance (in shares) at Dec. 31, 2015	36,735,314						36,735,000
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares			(4,096)				$ (4,096)
Repurchase of ordinary shares (in shares)	(2,054,655)
Restricted stock issued and restricted stock units released (in shares)	543,894
Stock-based compensation		2,238					2,238
Net income (loss)				290		$ (158)	132
Acquisition of non-controlling interests						$ 158	158
Other comprehensive income:
Foreign currency translation					570		570
CTA recognition due to closure of the subsidiaries					(38)		(38)
Balance at Dec. 31, 2016	$ 122	$ 1,262,005	$ (8,234)	$ (1,233,154)	$ 62,002		$ 82,741
Balance (in shares) at Dec. 31, 2016	35,224,553						35,225,000